Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Schedule of Future Minimum Rental Commitments

Year Ending December 31:
2022	$1,116
2023	1,150
2024	981
Total future minimum lease payments	$3,247